Property and Equipment	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 9 — PROPERTY AND EQUIPMENT (All Amounts in USD)

Property and equipment consist of the following:

Description	Rights of use of assets - office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total	Capital work in progress
Gross carrying value
As at March 31, 2022	—	—	—	—	—	—	—	—	—
Additions	461,420	—	2,326,888	11,802	24,396	796	26,856	2,852,158	—
Acquisition through business combination	25,111	32,006	7,349,465	—	17,600	—	4,200	7,428,382	794,271
As at March 31, 2023	486,531	32,006	9,676,353	11,802	41,996	796	31,056	10,280,540	794,271
Additions	27,323	—	1,735,286	4,779	—	—	342	1,767,730	—
Adjustments	—	—	—	—	—	—	—	—	83,832
As at March 31, 2024	513,854	32,006	11,411,639	16,581	41,996	796	31,398	12,048,270	878,103
Additions	723,650	—	3,014,255	4,463	133,475	106,807	2,715	3,985,366	—
Disposals	(495,932)	—	—	—	—	—	—	(495,932)	—
Adjustments	—	—	—	—	—	—	—	—	(553,018)
As at March 31, 2025 (USD)	741,573	32,006	14,425,894	21,044	175,471	107,603	34,113	15,537,704	325,085

Accumulated depreciation and impairment loss
As at March 31, 2022	—	—	—	—	—	—	—	—	—
Charge for the year	50,845	462	616,304	421	7,307	61	4,613	680,013	—
As at March 31, 2023	50,845	462	616,304	421	7,307	61	4,613	680,013	—
Charge for the year	108,997	450	787,148	1,487	5,167	158	7,264	910,671	—
As at March 31, 2024	159,842	912	1,403,452	1,908	12,474	219	11,877	1,590,684	—
Charge for the year	140,703	439	1,062,779	1,516	10,519	10,559	7,679	1,234,193	—
Derecognised on ‘Disposals	(188,868)	—	—	—	—	—	—	(188,868)	—
As at March 31, 2025 (USD)	111,677	1,351	2,466,231	3,424	22,993	10,778	19,556	2,636,010	—

Net block as at March 31, 2023	435,686	31,544	9,060,049	11,381	34,689	735	26,443	9,600,527	794,271
Net block as at March 31, 2024	354,012	31,094	10,008,187	14,673	29,522	577	19,521	10,457,586	878,103
Net block as at March 31, 2025 (USD)	629,895	30,655	11,959,664	17,620	152,478	96,825	14,557	12,901,695	325,085

Vehicles with a carrying value of $152,478 as of March 31, 2025, of $29,522 as of March 31, 2024, and $34,689 as of March 31, 2023 are pledged as security for borrowings.

Building with a carrying value of $30,655 as of March 31, 2025, of $31,094 as of March 31, 2024, and of $31,544 as of March 31, 2023 is pledged as security for borrowings.